Related Party Disclosures - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2022
Disclosure of transactions between related parties [line items]
Purchase of treasury shares	$ 318,882
Borrowings	50,803
Nonderivative Financial Liabilities Carrying Amount	$ 123,780		$ 4,304
Borrowings maturity	2 years
AMTD IDEA Group [Member]
Disclosure of transactions between related parties [line items]
Borrowings interest rate	2.00%
Noninterest Bearing Amount Due To A Noncontrolling Shareholder [Member]
Disclosure of transactions between related parties [line items]
Borrowings	$ 20,681
Nonderivative Financial Liabilities Carrying Amount	20,681
Interest Bearing Amount Due To A Non Controlling Shareholder [Member]
Disclosure of transactions between related parties [line items]
Nonderivative Financial Liabilities Carrying Amount	$ 33,122
Borrowings maturity	repayable within one year and the remaining balances of which are repayable on demand as at April 30, 2023.
Hong Kong Interbank Offered Rate [Member]
Disclosure of transactions between related parties [line items]
Borrowings	$ 25,479
Borrowings Description Of Variable Interest Rate	variable rate of HIBOR plus 1.15% per annum
Borrowings, adjustment to interest rate basis	1.15%
Hong Kong Interbank Offered Rate [Member] | Interest Bearing Amount Due To A Non Controlling Shareholder [Member]
Disclosure of transactions between related parties [line items]
Borrowings	$ 7,643
Borrowings Description Of Variable Interest Rate	variable rate of 2 times of HIBOR plus 1.15% per annum
Borrowings, adjustment to interest rate basis	1.15%
Common Class B [Member]
Disclosure of transactions between related parties [line items]
Number of Treasury Shares Purchased	616,346
Purchase of treasury shares	$ 318,882
AMTD Group [Member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party set off	$ 81,972	$ 73,616
Amount payable to related party set off		45,469
Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party set off		212,394
Amount payable to related party set off		$ 239,206